Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of activity in the warranty accrual

The activity in the warranty accrual during the years ended December 31, 2017 and 2016 is summarized as follows:

	December 31,
	2017	2016
Accrual at beginning of year	$241	$330
Additions charged to warranty expense	—	56
Expiring warranties	—	(145)
Sale of consumer segment (*)	(241)
Total (**)	—	241
Less: current portion	—	(241)
Long term accrued warranty	$—	$—

(*) The buyer of the remaining consumer products business assumed the warranty obligations.

(**) Included in liabilities related to assets held for sale.

Schedule of basic and diluted loss per common share using weighted-average shares outstanding

The net income (loss) from continuing operations and the weighted average number of shares used in computing basic net income (loss) per share from continuing operations for the three and six months ended June 30, 2018 and 2017, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017

Numerator:
Net income (loss)	$1,750	$1,139	$101	(710)
Net loss (gain) from discontinued operations attributable to common stockholders	(140)	(411)	(219)	1,438
Accretion of Series B Preferred Stock to redemption value (*)	—	—	(1,968)	—
Preferred dividend on Series B Preferred Stock (**)	(62)	—	(141)	—
Participation of stockholders of Series A Preferred Stock in the net loss from continuing operations	—	—	384	—
Participation of stockholders of Series A and B Preferred Stock in the net income from continuing operations	(512)	(131)	—	(66)
Net basic income (loss) from continuing operations attributable to common stockholders	$(1,036)	$597	$(1,843)	$662

Denominator:
Shares of common stock used in computing basic net income (loss) per share	12,846,190	4,786,218	12,360,105	4,574,830

Net income (loss) per share of common stock from continuing operations, basic	$0.08	$0.12	$(0.15)	$0.14

(*)	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.

(**)	The net loss used for the computation of basic and diluted net loss per share for three and six months ended June 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company’s certificate of designation under the liquidation preference right (see also Note 5).

The net income (loss) from continuing operations and the weighted average number of shares used in computing diluted net income (loss) per share from continuing operations for the three and six months ended June 30, 2018 and 2017, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017

Numerator:
Net basic income (loss) from continuing operations attributable to common stockholders	$1,036	$597	$(1,843)	$662
Participation of stockholders of Series A and B Preferred Stock in net income from continuing operations	512
Adjustment related to revaluation of asset contribution related financial instruments, net securities	—	(2,622)	—	(2,622)
Participation of stockholders of Series A Preferred Stock in the adjustment related to revaluation of asset contribution related financial instruments, net securities	—	470	—	470
Net basic income (loss) from continuing operations attributable to common stockholders	$1,548	$(1,555)	$(1,843)	$(1,490)

Denominator:
Shares of common stock used in computing basic net income (loss) per share	12,846,190	4,786,218	12,360,105	4,574,830
Incremental shares related to assumed conversion of Series A and B Preferred Stock into Common Stock	6,870,229
Incremental shares related to assumed exercise of asset contribution financial instruments	—	31,399,337	—	15,786,407
Diluted number of common and common stock equivalent shares outstanding	19,716,419	36,185,555	12,360,105	20,361,237

Net income (loss) per share of common stock from continuing operations, diluted	$0.08	$(0.04)	$(0.15)	$(0.07)

The net loss from continuing operations and the weighted average number of shares used in computing basic and diluted net loss per share from continuing operations for the years ended December 31, 2017 and 2016, is as follows: (in thousands except share and per share amounts)

	Year ended December 31,
	2017	2016
	(As Restated)

Numerator:
Net loss attributable to common stockholders	$19,384	$13,264
Net loss from discontinued operations attributable to common stockholders	(2,459)	(13,264)
Accretion of dividend for the period (*)	3	—
Participation of stockholders of series A preferred stock in the net loss from continuing operations	(1,365)	—

Net loss from continuing operations attributable to common stockholders	$15,563	$—

Denominator:
Shares of common stock used in computing basic and diluted net loss per share	5,073,751	4,171,549

Net loss per share of Ordinary Share from continuing operations, basic and diluted	$3.07	$—

(*)	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company’s certificate of designation (the “Certificate of Designation”) under the liquidation preference right (see also Note 14).